Common Stock Subject to Possible Redemption (Detail) - $ / shares	1 Months Ended	6 Months Ended		8 Months Ended
	Jan. 31, 2021	Jul. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Aug. 27, 2021	Jun. 30, 2021
Temporary Equity [Line Items]
Common stock, shares authorized	200,000,000	5,000		500,000,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common Stock, Voting Rights	one vote	one vote		one vote
Common stock, shares outstanding		500		246,381,119	246,381,119
GOOD WORKS ACQUISITION CORP [Member]
Temporary Equity [Line Items]
Common stock, shares authorized			100,000,000			100,000,000
Common stock par value (in Dollars per share)			$ 0.001			$ 0.001
Common stock, shares outstanding			4,478,000			4,478,000
Common stock subject to possible redemption			17,000,000			17,000,000
Common Class A [Member] | GOOD WORKS ACQUISITION CORP [Member]
Temporary Equity [Line Items]
Common stock, shares authorized			100,000,000
Common stock par value (in Dollars per share)			$ 0.001
Common Stock, Voting Rights			one vote
Common stock subject to possible redemption			17,000,000
Common Stock A Including Shares Subject To Possible Redemption [Member] | GOOD WORKS ACQUISITION CORP [Member]
Temporary Equity [Line Items]
Common stock, shares outstanding			21,478,000